Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-41913

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                    (EACH A "FUND" AND TOGETHER, THE "FUNDS")

     SUPPLEMENT DATED MAY 3, 2007 TO THE FUNDS' CLASS A, B, C, AND I SHARES
              PROSPECTUS (THE "PROSPECTUS") DATED JANUARY 29, 2007

THE FOLLOWING SUPERSEDES THE FIRST SECTION REGARDING THE FEES AND EXPENSES OF THE FUNDS IN THE PROSPECTUS.

                                                                  CLASS A       CLASS B      CLASS C      CLASS I
                                                                  SHARES        SHARES       SHARES       SHARES
                                                                  ---------     ---------    ---------    ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases.........................   5.75%(1)      None         NOne         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load).............................   None(3)       5.00%(4)     1.00% (4)    None
(as a percentage of redemption price(2)
Redemption Fees (as a percentage of amount redeemed for shares...   2.00%         2.00%        2.00%        2.00%
held 7 days or less) payable to the respective Fund:
------------------------

(1)  The sales charge declines as the amount invested increases.
(2) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B, and Class C Shares.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

THE FOLLOWING REPLACES THE TABLE UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

-------------------------------------------------------------------------------------------------------------------
                                CLASS A                 CLASS B                 CLASS C              CLASS R
                             (BOTH FUNDS)      (CAPITAL VALUE FUND ONLY)     (BOTH FUNDS)         (CAPITAL VALUE
                                                                                                    FUND ONLY)
-------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?  Yes. The percentage     No.                      No.                   No.
                       declines as the
                       amount invested
                       increases.
-------------------------------------------------------------------------------------------------------------------
Contingent Deferred    No, except for          Yes, for shares          Yes, for shares       No.
Sales Charge?          shares redeemed         redeemed within          redeemed within
                       within eighteen         seventy-two months       twelve months after
                       months after purchase   after purchase.          purchase.
                       as part of an           Declines over time.
                       investment greater
                       than $1 million if no
                       front-end sales
                       charge was paid at
                       the time of purchase.
-------------------------------------------------------------------------------------------------------------------
12b-1 Fee              0.25%                   1.00%                    1.00%                 None.
-------------------------------------------------------------------------------------------------------------------
Convertible to Another  No.                    Yes.  Automatically      No.                   No.
Class?                                         converts to Class A
                                               Shares approximately
                                               ninety-six months
                                               after purchase.
-------------------------------------------------------------------------------------------------------------------


THE FOLLOWING REPLACES THE SECTION "SALES CHARGE - CLASS A SHARES" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS

The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                           TOTAL SALES CHARGE (CLASS A SHARES)
                                                     --------------------------------------------------
                                                                                              REALLOWANCE
                                                AS % OF THE            AS % OF                    TO
AMOUNT OF INVESTMENT                          OFFERING PRICE*       AMOUNT INVESTED           BROKER-DEALERS
--------------------                          ---------------       ---------------         -----------------
Less than $50,000...........................        5.75%                 6.10%                   5.00%
$50,000 but under $100,000..................        4.75%                 4.99%                   4.00%
$100,000 but under $250,000.................        3.75%                 3.90%                   3.00%
$250,000 but under $500,000.................        2.75%                 2.83%                   2.25%
$500,000 but under $1 million...............        2.00%                 2.04%                   1.75%
$1 million but under $2 million.............        0.00%**               0.00%                   1.00%
$2 million but under $5 million.............        0.00%**               0.00%                   0.50%
$5 million or more..........................        0.00%**               0.00%                   0.25%

------------------------------
*      Includes front-end sales load.
** Subject to a 1% CDSC for eighteen months after purchase if no front-end sales charge was paid at the time of purchase.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "BREAKPOINTS OR VOLUME DISCOUNTS" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Funds, you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply if shares are redeemed within eighteen months after purchase.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SECTION "CONTINGENT DEFERRED SALES CHARGES" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS

You will pay a CDSC when you redeem:

o Class A Shares within approximately eighteen months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase;
o    Class B Shares within approximately seventy-two months of buying them; and
o    Class C Shares within approximately twelve months of buying them.